Research and Development and License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Research and Development [Abstract]
Research and Development and License Agreements

Note 10. Research and Development and License Agreements

MedPharm Limited

Research and Option Agreement

On April 11, 2017, the Company entered into a research and option agreement, as amended on May 30, 2018 (the “MedPharm Research and Option Agreement”), with MedPharm Limited, a company organized and existing under the laws of the United Kingdom (“MedPharm”), pursuant to which MedPharm granted the Company an option to obtain an exclusive, world-wide, royalty bearing license to use certain technology developed by MedPharm. Pursuant to the agreement, MedPharm will conduct certain research and development of proprietary formulations incorporating certain MedPharm technologies and certain of the Company’s proprietary molecules.

Under the MedPharm Research and Option Agreement, MedPharm granted the Company an option (the “MedPharm Option”) to obtain an exclusive (even to MedPharm), worldwide, sub-licensable (through multiple tiers), royalty bearing, irrevocable license to research, develop, market, commercialize, and sell any product utilizing MedPharm’s spray formulation technology which is the result of the activities performed under the MedPharm Research and Option Agreement, subject to the Company’s entry into a definitive license agreement with MedPharm. In order to exercise the MedPharm Option, the Company must provide MedPharm with written notice of such exercise before the end of the Option Period (as defined in the MedPharm Research and Option Agreement). The Option Period is subject to extension upon mutual agreement with MedPharm.

Pursuant to the MedPharm Research and Option Agreement, the Company has a right of first refusal with respect to any license or commercial arrangement involving any Licensed Intellectual Property (as defined in the MedPharm Research and Option Agreement) in combination with any Virpax Molecule (as defined in the MedPharm Research and Option Agreement). In the event that MedPharm reaches an agreement with respect to a license or other commercial arrangement that involves technology or molecules covered by the right of first refusal, the Company has ten business days from the date of notice to notify MedPharm of its intention to exercise the right of first refusal and the Company’s intention to match the financial terms of the other license or commercial arrangement.

License Agreement

On June 6, 2017, as a result of the Company’s exercise of the MedPharm Option under the MedPharm Research and Option Agreement, the Company entered into a license agreement, as amended on September 2, 2017 and October 31, 2017 (the “MedPharm License Agreement”), with MedPharm for the exclusive global rights to discover, develop, make, sell, market, and otherwise commercialize any pharmaceutical composition or preparation (in any and all dosage forms) in final form containing one or more compounds, including Epoladerm and OSF200, that was developed, manufactured or commercialized utilizing MedPharm’s spray formulation technology (“MedPharm Product”), to be used for any and all uses in humans (including all diagnostic, therapeutic and preventative uses). Under the MedPharm License Agreement, the Company is required to make future milestone and royalty payments to MedPharm. We are obligated to make aggregate milestone payments to MedPharm of up to GBP 1.150 million upon the achievement of specified development milestones (payable in Great British Pounds). Additional milestone payments are due upon the achievement of certain development and commercial milestones achieved outside the United States, payable on a country by country basis. Royalty payments must be paid to MedPharm in an amount equal to a single-digit percentage of net sales of all MedPharm Product sold by us during the royalty term in the territory. Royalties shall be payable, on a country-by-country basis, during the period of time commencing on the first commercial sale and ending upon the expiration of the last-to-expire patent claim on the licensed product, which is set to expire on December 4, 2028. Each party has the right to terminate the agreement in its entirety upon written notice to the other party if such other party is in material breach of the agreement and has not cured such breach within ninety (90) days after notice from the terminating party indicating the nature of such breach.

LipoCureRx, Ltd.

On March 19, 2018, the Company entered into a license and sublicense agreement (the “LipoCure Agreement”) with LipoCureRx, Ltd., a company organized and existing under the laws of Israel (“LipoCure”), for the sole and exclusive global license and sub-license rights to discover, develop, make, sell, market, and otherwise commercialize bupivacaine liposome, in injectable gel or suspension (“Licensed Compound”) or any pharmaceutical composition or preparation (in any and all dosage forms) in final form, including any combination product, containing a Licensed Compound (“Licensed Product”), including Probudur. Under the LipoCure Agreement, the Company was required to pay an upfront fee upon signing of $150,000 and is required to make future milestone and royalty payments to LipoCure. The Company is obligated to make aggregate milestone payments of up to $19.8 million upon the achievement of specified development and commercial milestones. Royalty payments must be paid in an amount equal to a single digit to low double-digit percentage of annual net sales of royalty qualifying products, subject to certain adjustments. Royalties shall be payable during the period of time, on a country-by-country basis, commencing on the first commercial sale and ending upon the expiration of the last-to-expire patent claim on the licensed product, which is set to expire on July 24, 2030. Each party has the right to terminate the agreement in its entirety upon written notice to the other party if such other party is in material breach of the agreement and has not cured such breach within ninety (90) days after notice from the terminating party indicating the nature of such breach.

Nanomerics Ltd.

Nanomerics Collaboration Agreement

On April 11, 2019, the Company entered into an exclusive collaboration and license agreement, as amended (the “Nanomerics Collaboration Agreement”), with Nanomerics Ltd., a company organized and existing under the laws of United Kingdom (“Nanomerics”), for the exclusive world-wide license to develop and commercialize products, including NES100, which contain hydrophilic neuropeptide Leucin5-Enkephalin and an amphiphile compound which is quaternary ammonium palmitoyl glycol chitosan, to engage in a collaborative program utilizing Nanomerics’ knowledge, skills and expertise in the clinical development of products and to attract external funding for such development. The Nanomerics Collaboration Agreement was also amended to include a program for the pre-clinical development of a product for post-traumatic stress disorder.

Under the Nanomerics Collaboration Agreement, the Company is required to make royalty payments equal to a single digit percentage of annual net sales of royalty qualifying products. The Company is also required to make aggregate milestone payments of up to $103 million upon the achievement of specified development and commercial milestones, and sublicense fees for any sublicense relationships we enter into subsequent to the Nanomerics Collaboration Agreement. The Company’s obligation to pay royalties, on a country-by-country basis, shall commence on the date of first commercial sale of its licensed products and shall expire with respect to each separate licensed product, on the latest to occur of (a) the tenth (10th) anniversary of the first commercial sale of the first licensed product; (b) the expiration date of the last to expire of any valid claim (patent is set to expire on November 3, 2034); and, (c) the date upon which a generic product has been on the market for a period of no fewer than ninety (90) days. The Company has the right to terminate the agreement upon 180 days’ prior written notice to Nanomerics. Upon termination, the Company shall assign to Nanomerics all its right title and interest in all results other than results specific to (a) the Device (as defined in the Nanomerics Collaboration Agreement), including its manufacture or use; and (b) the Technology, but excluding any clinical Results relating to the Compound or Licensed Products (all terms as defined in the Nanomerics Collaboration Agreement).

Nanomerics License Agreement

On August 7, 2020, the Company entered into a collaboration and license agreement with Nanomerics (the “Nanomerics License Agreement”) for the exclusive North American license to develop and commercialize a High-Density Molecular Masking Spray (MMS019) as an anti-viral barrier to prevent or reduce the risk or the intensity of viral infections in humans. Under the Nanomerics License Agreement, the Company is required to make royalty payments within a range of 5% to 15% of annual net sales of royalty qualifying products. The Company’s obligation to pay royalties, on a country-by-country basis, shall commence on the date of first commercial sale of its licensed products and shall expire with respect to each separate licensed product, on the latest to occur of (a) the tenth (10th) anniversary of the first commercial sale of the first licensed product; (b) the expiration date of the last to expire of any valid claim; and, (c) the date upon which a generic product has been on the market for a period of no fewer than ninety (90) days. The Company is also required to make aggregate milestone payments of up to $50 million upon the achievement of specified development and commercial milestones, and sublicense fees for any sublicense relationships the Company enters into subsequent to the Nanomerics License Agreement (any patent that issues from the currently filed provisional patent application would expire on August 24, 2041). The Company has the right to terminate the Nanomerics License Agreement upon sixty (60) days’ prior written notice to Nanomerics. Upon termination, the Company shall assign to Nanomerics all its rights, title and interest in all of its results. Nanomerics has the right to terminate the agreement upon sixty (60) days’ prior written notice if the Company has not secured funding by the Funding Expiry Date (as defined in the Nanomerics License Agreement). On December 31, 2020, the Company amended the Nanomerics License Agreement to extend the Funding Expiry Date to March 31, 2021. Upon the closing of the Company’s IPO, the Funding Expiry Date provision was satisfied on February 19, 2021.

Research Agreements

Yissum

On May 12, 2019, the Company entered into an Agreement for Rendering of Research Services (the “May 2019 Yissum Research Agreement”), with Yissum Research Development Company of the Hebrew University of Jerusalem, Ltd. (“Yissum”). Under the May 2019 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the formulation, preparation and characterization of Liposomal Bupivacaine for size zeta potential, drug loading and rate of drug release. In consideration for the research services, the Company agreed to pay research service fees of $81,000 in equal monthly installments. The Company retains ownership in all its intellectual property rights and any intellectual property belonging to either the Company or Yissum prior to the execution of the May 2019 Yissum Research Agreement will remain the sole property of either the Company or Yissum, respectively. All data generated from the provision of the May 2019 Yissum Research Agreement, including any reports, which are specifically required and contemplated under the May 2019 Yissum Research Agreement, shall be owned by the Company upon full payment of the research services fees. Each party will be entitled to terminate the agreement in the event of a breach by the other party of its obligations under the agreement, including, but not limited to, any payment failure, which is not remedied by the breaching party within thirty (30) days of receipt of written notice from the non-breaching party. All services to be provided under the May 2019 Yissum Research Agreement were completed by March 31, 2020.

On October 11, 2020, the Company entered into an Agreement for Rendering of Research Services with Yissum (the “October 2020 Yissum Research Agreement”) on substantially similar terms and conditions as detailed above under the May 2019 Yissum Research Agreement. Under the October 2020 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the formulation of Liposomal Bupivacaine as well as efficacy and PK studies in animals. In consideration for the research services, the Company agreed to pay research service fees of $81,000 in six equal monthly installments. In connection with the completion of the Company’s IPO, the Company paid Yissum $40,500 towards the total consideration of $81,000. All services to be provided under the October 2020 Yissum Research Agreement were completed by June 30, 2021.

On June 30, 2021, the Company entered into an Agreement for Rendering of Research Services with Yissum (the “June 2021 Yissum Research Agreement”) on substantially similar terms and conditions as detailed above under the October 2020 Yissum Research Agreement. Under the June 2021 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the optimization of the Liposomal Bupivacaine formulation and to increase stability for manufacturing purposes. The Company may terminate the agreement at any time and shall be only responsible to pay Yissum for work performed through the date of termination. In consideration for the research services, the Company agreed to pay research service fees of $337,500 in six equal quarterly installments. All services to be provided under the June 2021 Yissum Research Agreement initiated on July 1, 2021 and are anticipated to be completed towards the end 2022.

Lipocure

On June 29, 2021, the Company entered into an Agreement for Rendering of Research Services (the “June 2021 Lipocure Research Agreement”) with Lipocure RX, Ltd. (“Lipocure”). Under the June 2021 Lipocure Research Agreement, the Company shall provide funding for research and development related to the optimization of the Liposomal Bupivacaine formulation and eventual manufacture of pre-clinical batches including batches for stability testing, animal studies and toxicology work. This will also include work associated with the potential filing of additional provisional patent applications. The Company may terminate the agreement at any time upon 30 days written notice and shall be only responsible to pay Lipocure for work performed through the date of such notice. In consideration for the research services, the Company agreed to pay research service fees of $200,000 upon execution as prepayment for research services included in Prepaid Expenses and Other Current Assets on the accompanying balance sheet as of June 30, 2021, as well as $400,000 on July, 1 2021, and five quarterly payments of $270,000 initiating on September 1 2021. The Company also agreed to pay $250,000 to Lipocure upon successful completion of a Chemistry, Manufacturing and Controls “CMC” filing with the U.S. Food and Drug Administration (the (“FDA”). All services to be provided under the June 2021 Lipocure Research Agreement initiated on July 1, 2021 and are anticipated to be completed towards the end 2022.

NCATS-NIH Cooperative Research and Development Agreement

On August 25, 2020, the Company entered into a Cooperative Research and Development Agreement (“CRADA”) with the National Center for Advancing Translational Science (“NCATS”). This collaboration is for the continued development of the Company’s product candidate, NES100, an intranasal peptide, for the management of acute and chronic non-cancer pain. The term of the CRADA is for a period of four years from May 6, 2020 (the effective date of the agreement) and can be terminated by both parties at any time by mutual written consent. In addition, either party may unilaterally terminate the CRADA at any time by providing written notice of at least sixty (60) days before the desired termination date. The agreement provides for studies that are focused on the pre-clinical characterization of NES100 as a novel analgesic for acute and chronic non-cancer pain, and for studies to further develop NES100 through investigative new drug (“IND”) enabling studies. There are certain development “Go/No Go” provisions within the agreement whereby, if certain events occur, or do not occur, NCATS may terminate the CRADA. These “No GO” provisions include: i) lack of efficacy in all animal pain models, ii) no reliable and sensitive bioanalytical method can be developed, iii) manufacturing failure due to inherent process scalability issues, iv) unacceptable toxicity or safety profile to enable clinical dosing, and v) inability to manufacture the NES100 dosage form.

With respect to NCATS rights to any invention made solely by an NCATS employee(s) or made jointly by an NCATS employee(s) and our employee(s), the CRADA grants to the Company an exclusive option to elect an exclusive or nonexclusive commercialization license. For inventions owned solely by NCATS or jointly by NCATS and the Company, and licensed pursuant to the Company’s option, the Company must grant to NCATS a nonexclusive, nontransferable, irrevocable, paid-up license to practice the invention or have the invention practiced throughout the world by or on behalf of the United States government. For inventions made solely by an employee of the Company, we grant to the United States government a nonexclusive, nontransferable, irrevocable, paid-up license to practice the invention or have the invention practiced throughout the world by or on behalf of the United States government for research or other government purposes.

Note 11. Research and Development and License Agreements

MedPharm Limited

Research and Option Agreement

On April 11, 2017, the Company entered into a research and option agreement, as amended on May 30, 2018 (the “MedPharm Research and Option Agreement”), with MedPharm Limited, a company organized and existing under the laws of the United Kingdom (“MedPharm”), pursuant to which MedPharm granted the Company an option to obtain an exclusive, world-wide, royalty bearing license to use certain technology developed by MedPharm. Pursuant to the agreement, MedPharm will conduct certain research and development of proprietary formulations incorporating certain MedPharm technologies and certain of the Company’s proprietary molecules.

Under the MedPharm Research and Option Agreement, MedPharm granted the Company an option (the “MedPharm Option”) to obtain an exclusive (even to MedPharm), worldwide, sub-licensable (through multiple tiers), royalty bearing, irrevocable license to research, develop, market, commercialize, and sell any product utilizing MedPharm’s spray formulation technology which is the result of the activities performed under the MedPharm Research and Option Agreement, subject to the Company’s entry into a definitive license agreement with MedPharm. In order to exercise the MedPharm Option, the Company must provide MedPharm with written notice of such exercise before the end of the Option Period (as defined in the MedPharm Research and Option Agreement). The Option Period is subject to extension upon mutual agreement with MedPharm.

Pursuant to the MedPharm Research and Option Agreement, the Company has a right of first refusal with respect to any license or commercial arrangement involving any Licensed Intellectual Property (as defined in the MedPharm Research and Option Agreement) in combination with any Virpax Molecule (as defined in the MedPharm Research and Option Agreement). In the event that MedPharm reaches an agreement with respect to a license or other commercial arrangement that involves technology or molecules covered by the right of first refusal, the Company has ten business days from the date of notice to notify MedPharm of its intention to exercise the right of first refusal and the Company’s intention to match the financial terms of the other license or commercial arrangement.

License Agreement

On June 6, 2017, as a result of the Company’s exercise of the MedPharm Option under the MedPharm Research and Option Agreement, the Company entered into a license agreement, as amended on September 2, 2017 and October 31, 2017 (the “MedPharm License Agreement”), with MedPharm for the exclusive global rights to discover, develop, make, sell, market, and otherwise commercialize any pharmaceutical composition or preparation (in any and all dosage forms) in final form containing one or more compounds, including Epoladerm and OSF200, that was developed, manufactured or commercialized utilizing MedPharm’s spray formulation technology (“MedPharm Product”), to be used for any and all uses in humans (including all diagnostic, therapeutic and preventative uses). Under the MedPharm License Agreement, the Company is required to make future milestone and royalty payments to MedPharm. We are obligated to make aggregate milestone payments to MedPharm of up to GBP 1.150 million upon the achievement of specified development milestones (payable in Great British Pounds). Additional milestone payments are due upon the achievement of certain development and commercial milestones achieved outside the United States, payable on a country by country basis. Royalty payments must be paid to MedPharm in an amount equal to a single-digit percentage of net sales of all MedPharm Product sold by us during the royalty term in the territory. Royalties shall be payable, on a country-by-country basis, during the period of time commencing on the first commercial sale and ending upon the expiration of the last-to-expire patent claim on the licensed product, which is set to expire on December 4, 2028. Each party has the right to terminate the agreement in its entirety upon written notice to the other party if such other party is in material breach of the agreement and has not cured such breach within ninety (90) days after notice from the terminating party indicating the nature of such breach.

LipoCureRx, Ltd.

On March 19, 2018, the Company entered into a license and sublicense agreement (the “LipoCure Agreement”) with LipoCureRx, Ltd., a company organized and existing under the laws of Israel (“LipoCure”), for the sole and exclusive global license and sub-license rights to discover, develop, make, sell, market, and otherwise commercialize bupivacaine liposome, in injectable gel or suspension (“Licensed Compound”) or any pharmaceutical composition or preparation (in any and all dosage forms) in final form, including any combination product, containing a Licensed Compound (“Licensed Product”), including Probudur. Under the LipoCure Agreement, the Company was required to pay an upfront fee upon signing of $150,000 and are required to make future milestone and royalty payments to LipoCure. The Company is obligated to make aggregate milestone payments of up to $19.8 million upon the achievement of specified development and commercial milestones. Royalty payments must be paid in an amount equal to a single digit to low double-digit percentage of annual net sales of royalty qualifying products, subject to certain adjustments. Royalties shall be payable during the period of time, on a country-by-country basis, commencing on the first commercial sale and ending upon the expiration of the last-to-expire patent claim on the licensed product, which is set to expire on July 24, 2030. Each party has the right to terminate the agreement in its entirety upon written notice to the other party if such other party is in material breach of the agreement and has not cured such breach within ninety (90) days after notice from the terminating party indicating the nature of such breach.

Nanomerics Ltd.

Nanomerics Collaboration Agreement

On April 11, 2019, the Company entered into an exclusive collaboration and license agreement, as amended (the “Nanomerics Collaboration Agreement”), with Nanomerics Ltd. (“Nanomerics”), a company organized and existing under the laws of United Kingdom, for the exclusive world-wide license to develop and commercialize products, including NES100, which contain hydrophilic neuropeptide Leucin5-Enkephalin and an amphiphile compound which is quaternary ammonium palmitoyl glycol chitosan, and to engage in a collaborative program utilizing Nanomerics’ knowledge, skills and expertise in the clinical development of products and in attracting external funding for such development. The Nanomerics Collaboration Agreement was also amended to include a program for the pre-clinical development of a product for post-traumatic stress disorder.

Under the Nanomerics Collaboration Agreement, the Company required to make royalty payments equal to a single digit percentage of annual net sales of royalty qualifying products. The Company is also required to make aggregate milestone payments of up to $103 million upon the achievement of specified development and commercial milestones, and sublicense fees for any sublicense relationships we enter into subsequent to the Nanomerics Collaboration Agreement. The Company’s obligation to pay royalties, on a country-by-country basis, shall commence on the date of first commercial sale of its licensed products and shall expire with respect to each separate licensed product, on the latest to occur of (a) the tenth (10th) anniversary of the first commercial sale of the first licensed product; (b) the expiration date of the last to expire of any valid claim (patent is set to expire on November 3, 2034); and, (c) the date upon which a generic product has been on the market for a period of no fewer than ninety (90) days. The Company has the right to terminate the agreement upon 180 days’ prior written notice to Nanomerics. Upon termination, the Company shall assign to Nanomerics all its right title and interest in all results other than results specific to (a) the Device (as defined in the Nanomerics Collaboration Agreement), its manufacture or use; and (b) the Technology, but excluding any clinical Results relating to the Compound or Licensed Products (all terms as defined in the Nanomerics Collaboration Agreement).

Nanomerics License Agreement

On August 7, 2020, the Company entered into a collaboration and license agreement with Nanomerics (the “Nanomerics License Agreement”) for the exclusive North American license to develop and commercialize a High-Density Molecular Masking Spray (MMS019) as an anti-viral barrier to prevent or reduce the risk or the intensity of viral infections in humans. Under the Nanomerics License Agreement, the Company is required to make royalty payments within a range of 5% to 15% of annual net sales of royalty qualifying products. The Company’s obligation to pay royalties, on a country-by-country basis, shall commence on the date of first commercial sale of its licensed products and shall expire with respect to each separate licensed product, on the latest to occur of (a) the tenth (10th) anniversary of the first commercial sale of the first licensed product; (b) the expiration date of the last to expire of any valid claim; and, (c) the date upon which a generic product has been on the market for a period of no fewer than ninety (90) days. The Company is also required to make aggregate milestone payments of up to $50 million upon the achievement of specified development and commercial milestones, and sublicense fees for any sublicense relationships we enter into subsequent to the Nanomerics License Agreement (any patent that issues from the currently filed provisional patent application would expire on August 24, 2041). The Company has the right to terminate the Nanomerics License Agreement upon 60 days’ prior written notice to Nanomerics. Upon termination, we shall assign to Nanomerics all its rights, title and interest in all of its results. Nanomerics has the right to terminate the agreement upon 60 days’ prior written notice if the Company has not secured funding by the Funding Expiry Date (as defined in the Nanomerics License Agreement). On December 31, 2020, the Company amended the Nanomerics License Agreement to extend the Funding Expiry Date to March 31, 2021.

Yissum

Research Agreements

On May 12, 2019, the Company entered into an Agreement for Rendering of Research Services (the “May 2019 Yissum Research Agreement”), with Yissum. Under the May 2019 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the formulation, preparation and characterization of Liposomal Bupivacaine for size zeta potential, drug loading and rate of drug release. In consideration for the research services, The Company agreed to pay research service fees of $81,000 in equal monthly installments. The Company retains ownership in all our intellectual property rights and any intellectual property belonging to either the Company or Yissum prior to the execution of the May 2019 Yissum Research Agreement will remain the sole property of either the Company or Yissum, respectively. All data generated from the provision of the May 2019 Yissum Research Agreement, including any reports, which are specifically required and contemplated under the May 2019 Yissum Research Agreement, shall be owned by the Company upon full payment of the research services fees. Each party will be entitled to terminate the agreement in the event of a breach by the other party of its obligations under the agreement, including, but not limited to, any payment failure, which is not remedied by the breaching party within 30 days of receipt of written notice from the non-breaching party. All services to be provided under the May 2019 Yissum Research Agreement will be completed by March 31, 2020.

On October 11, 2020, the Company entered into an Agreement for Rendering of Research Services with Yissum (the “October 2020 Yissum Research Agreement”) on substantially similar terms and conditions as detailed above in the May 2019 Yissum Research Agreement. Under the October 2020 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the formulation of Liposomal Bupivacaine as well as efficacy and PK studies in animals. In consideration for the research services, the Company agreed to pay research service fees of $81,000 in six equal monthly installments. In connection with the completion of our initial public offering, we paid Yissum $40,500 towards the total consideration of $81,000. All services to be provided under the October 2020 Yissum Research Agreement will be completed by June 30, 2021.

NCATS-NIH Cooperative Research and Development Agreement

On August 25, 2020, the Company entered into a CRADA with NCATS. This collaboration is for the continued development of its product candidate, NES100, an intranasal peptide, for the management of acute and chronic non-cancer pain. The term of the CRADA is for a period of four years from the effective date of the agreement and can be terminated by both parties at any time by mutual written consent. In addition, either party may unilaterally terminate the CRADA at any time by providing written notice of at least sixty (60) days before the desired termination date. The agreement provides for studies that are focused on the pre-clinical characterization of NES100 as a novel analgesic for acute and chronic non-cancer pain, and for studies to further develop NES100 through IND enabling studies. There are certain development “Go/No Go” provisions within the agreement whereby, if certain events occur, or do not occur, NCATS may terminate the CRADA. These “No GO” provisions include: i) lack of efficacy in all animal pain models, ii) no reliable and sensitive bioanalytical method can be developed, iii) manufacturing failure due to inherent process scalability issues, iv) unacceptable toxicity or safety profile to enable clinical dosing, and v) inability to manufacture the NES100 dosage form.

With respect to NCATS rights to any invention made solely by an NCATS employee(s) or made jointly by an NCATS employee(s) and our employee(s), the CRADA grants to the Company an exclusive option to elect an exclusive or nonexclusive commercialization license. For inventions owned solely by NCATS or jointly by NCATS and the Company, and licensed pursuant to its option, the Company must grant to NCATS a nonexclusive, nontransferable, irrevocable, paid-up license to practice the invention or have the invention practiced throughout the world by or on behalf of the United States government. For inventions made solely by an employee of ours, we grant to the United States government a nonexclusive, nontransferable, irrevocable, paid-up license to practice the invention or have the invention practiced throughout the world by or on behalf of the United States government for research or other government purposes.